Note 9 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount	$ 655,431	$ 621,658
Accumulated amortization	286,980	239,551
Net	368,451	382,107
Customer Relationships [Member]
Gross carrying amount	451,970	436,034
Accumulated amortization	163,913	133,566
Net	288,057	302,468
Franchise Rights [Member]
Gross carrying amount	53,702	47,536
Accumulated amortization	36,919	33,320
Net	16,783	14,216
Trademarks and Trade Names [Member]
Gross carrying amount	29,424	29,729
Accumulated amortization	18,705	18,126
Net	10,719	11,603
Other Intangible Assets [Member]
Gross carrying amount	120,335	108,359
Accumulated amortization	67,443	54,539
Net	$ 52,892	$ 53,820